Filed pursuant to Rule 497(e)
Registration Nos. 333-118634; 811-21625

Intrepid Capital Management Funds Trust

Intrepid Capital Fund Institutional Class (Ticker: ICMVX) Investor Class (Ticker: ICMBX)	Intrepid Income Fund Institutional Class (Ticker: ICMUX) Investor Class (Not Available for Sale)
Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)	Intrepid Disciplined Value Fund Institutional Class (Not Available for Sale) Investor Class (Ticker: ICMCX)
Supplement dated November 21, 2019
to the Statement of Additional Information dated January 28, 2019, as supplemented
Effective October 28, 2019, John J. Broaddus has resigned from his position as Trustee of Intrepid Capital Management Funds Trust (the “Trust”). All references to John J. Broaddus are deleted in their entirety.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
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The date of this Supplement is November 21, 2019.
Please retain this Supplement for future reference.